SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Computation of Basic and Diluted Net Loss Per Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income (loss) per share
Outstanding share options (in shares)	1,409,060	1,409,060	1,418,420
Outstanding restricted shares	574,567	1,195,400	1,104,400
Numerator:
Net loss from continuing operations	$ (30,789,866)	$ (30,188,272)	$ (27,409,925)
Net income (loss) from discontinued operations	7,389,520	(888,943)	3,442,055
Net loss attributable to VisionChina Media Inc. shareholders	$ (23,400,346)	$ (31,077,215)	$ (23,967,870)
Denominator:
Weighted average number of shares outstanding-basic	102,353,956	101,601,913	101,495,442
Weighted average number of shares outstanding-diluted	102,353,956	101,601,913	101,495,442
Basic net loss per share from continuing operations	$ (0.30)	$ (0.30)	$ (0.27)
Basic net income (loss) per share from discontinued operations	0.07	(0.01)	0.03
Diluted net loss per share from continuing operations	(0.30)	(0.30)	(0.27)
Diluted net income (loss) per share from discontinued operations	$ 0.07	$ (0.01)	$ 0.03
Effect of dilutive securities:
Securities excluded from the computations of diluted weighted-average number of shares outstanding (in shares)	1,983,627	2,604,460	2,522,820